Group Information (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of transactions and balances with related parties are as follows:

Year ended December 31, 2024
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Revenue	—	—	—	—
Interest	—	—	—	—
Impairment of financial assets	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

	Year ended December 31, 2023
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	328	—	—	328
Statement of financial position
Accounts receivables and accounts payables	369	—	—	369

	Year ended December 31, 2022
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	67	—	—	67
Interest	—	47	—	47
Impairment of financial assets	—	(1,945)	—	(1,945)
Statement of financial position

Summary Of Remuneration Expenses Recorded For The Members Of Board

The remuneration expenses recorded for the members of the Board of Directors in 2024, 2023 and 2022 are as follows:

	Year ended December 31,
(thousand Euros)	2024	2023	2022
Short-term benefits	394	436	774
Cost of non-executive directors	465	424	303
Share-based payment plan expenses	—	1,078	6,146
Total	859	1,938	7,223

Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

	Year ended December 31,
(thousand Euros)	2024	2023	2022
Short-term benefits	1,602	1,724	1,908
Termination benefits	325	14	206
Share-based payment plan expenses	1,383	2,863	13,842
Total	3,310	4,601	15,956